Investment Objectives and Goals - Global X Funds	Jan. 23, 2026
Global X U.S. 500 Income Edge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X U.S. 500 Income EdgeSM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X U.S. 500 Income EdgeSM ETF (the "Fund") seeks to provide current income and exposure to the Solactive GBS United States 500 Index (the "Reference Index").
Global X Nasdaq-100 Income Edge ETF
Prospectus [Line Items]
Risk/Return [Heading]	Global X Nasdaq-100® Income EdgeSM ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Global X Nasdaq-100® Income EdgeSM ETF (the "Fund") seeks to provide current income and exposure to the Nasdaq-100 Index (the "Reference Index").